Investments - Schedule of Equity Securities without Readily Determinable Fair Value (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 69,279	¥ 74,279
EZhou Rural Commercial Bank [Member]
Schedule of Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[1]	40,000	40,000
Ningbo Weilie investment management partnership (limited partnership) (“Ningbo Weilie”) [Member]
Schedule of Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[2]	20,000	20,000
Others [Member]
Schedule of Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 9,279	¥ 14,279

[1]	In December 2017, the Group purchased an 2.0% equity interest in EZhou Rural Commercial Bank for cash consideration of RMB40,000. No impairment existed at December 31, 2023,2024. Ezhou Rural Commercial Bank has been consistently profitable in the past three years.
[2]	In December 2017, the Group purchased an 8.50% equity interest in Ningbo Weilie for cash consideration of RMB20,000. No impairment existed at December 31, 2023 and December 31, 2024, and there was no observable price changes for the year ended December 31, 2022, 2023 and 2024.